BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2021
BUSINESS DESCRIPTION
BUSINESS DESCRIPTION

NOTE 1. BUSINESS DESCRIPTION

Organization and description of business

Jinxuan Coking Coal Limited (“Jinxuan” or the “Company”), through its subsidiaries, is currently engaged in distributing and reselling blended coking coal in People’s Republic of China (“PRC” or “China”).

Jinxuan is a limited company established under the laws of the Cayman Islands on February 24, 2017. After incorporation, the Company’s authorized number of ordinary shares was 50,000 shares with par value of $1 each. 50,000 ordinary shares were issued at par value, equivalent to share capital of $50,000. Mr. Xiangyang Guo (“Mr. Guo”), the Chairman and CEO of the Company, is the ultimate controlling shareholder (“the Controlling Shareholder”) of the Company. On July 30, 2017, the Company effected a 1-for-2,000 stock split of its ordinary share, after which the authorized number of ordinary shares became 100,000,000 shares with par value of $0.001.

The PRC operating company, Shanxi Jinxuan Investment Co. Ltd. (“Shanxi Jinxuan” or “WOFE”, previously named Liulin Junhao Coal Trade Co., Ltd.) was incorporated as a PRC entity pursuant to PRC law on October 16, 2012 by two former shareholders. On February 26, 2015, the 100% ownership interest of Shanxi Jinxuan was transferred to Beijing Jinxuan Investment Co., Ltd (“Beijing Jinxuan”). On December 20, 2016, four individuals, including Mr. Guo, entered into a share transferring agreement with Beijing Jinxuan to acquire 100% of the ownership of Shanxi Jinxuan (the “share transferring transaction”). The share transferring transaction was closed at the end of business on December 31, 2016 and as a result, the controlling shareholder, Mr. Guo, held controlling interest of Shanxi Jinxuan on January 1, 2017.

Reorganization

During 2017, in anticipation of an initial public offering (“IPO”) of its equity securities, the Company undertook a reorganization (“the Reorganization”) and became the ultimate holding company of Jinxuan JH limited (“Jinxuan JH”), Junhao Coking Coal International Holding Limited (“Junhao International”), Jacqueline G.D International Limited (“Jacqueline G.D”) and Shanxi Jinxuan, which were all controlled by the same shareholders after Mr. Guo held controlling interest of Shanxi Jinxuan on January 1, 2017.

Details of the subsidiaries of the Company are set out below:

	Date of	Place of	Percentage of
Subsidiaries	incorporation	Incorporation	ownership	Principal activity
Jinxuan JH	March 20, 2017	British Virgin Islands	100	Investment holding
Jacqueline G.D	January 10, 2017	Hong Kong	100	Investment holding
Junhao International	April 10, 2017	Hong Kong	100	Investment holding
Shanxi Jinxuan	October 16, 2012	PRC	100	Distribution and resell of coking coal

On August 5, 2017, as a result of the Reorganization, there were 13,333,334 ordinary shares issued and outstanding, and the Reorganization was accounted for as a recapitalization.

The Company believes it is appropriate to reflect the Reorganization on a retroactive basis similar to stock split pursuant to ASC 260. The Company, together with its wholly-owned subsidiaries Jinxuan JH, Jacqueline G.D, Junhao International and Shanxi Jinxuan were effectively controlled by the same shareholders before and after the Reorganization and therefore the Reorganization is considered under common control after Mr. Guo obtained controlling interest of Shanxi Jinxuan on January 1, 2017 and was accounted for similar to the pooling method of accounting as of then.

On September 28, 2018, the Company offered 1,000,000 ordinary shares at a fixed price of $0.08 per share, par value $0.001 per share pursuant to its initial public offering. At the completion of this offering, there is 14,333,334 shares of ordinary shares issued and outstanding. The gross proceed from this offering was $80,000, which the Company received in January 2019. The net proceeds from this offering, after deducting the offering expenses paid by the Company of $906 was $79,094.